Earnings Per Share	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Earnings Per Share

NOTE 4—EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated (in thousands, except per share data):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Numerator:
Net income (loss) attributable to common stockholders	$20,667	$27,920	$51,649	$(38,327)

Denominator:
Weighted-average shares used in computing basic net income (loss) per share	87,004	91,861	88,702	80,648
Add—dilutive potential common shares:
Stock options	1,803	2,044	1,808	—
Restricted stock units	146	272	146	—

Weighted-average shares used in computing diluted net income (loss) per share	88,953	94,177	90,656	80,648

Net income (loss) per share of common stock:
Basic	$0.24	$0.30	$0.58	$(0.48)

Diluted	$0.23	$0.30	$0.57	$(0.48)

The following table summarizes the total potential shares of common stock that were excluded from the diluted per share calculation, because to include them would have been anti-dilutive for the period (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Stock options	655	11,214	356	3,441
Restricted stock units	205	5,000	129	470

	860	16,214	485	3,911

NOTE 4—EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated (in thousands, except per share data):

	Years Ended June 30,
	2012	2011	2010
Numerator:
Net income (loss) attributable to common stockholders—basic	$(9,842)	$4,875	$(6,892)

Net income (loss) attributable to common stockholders—diluted	$(9,842)	$4,978	$(6,892)

Denominator:
Weighted-average common shares outstanding used in basic EPS calculation	83,460	63,092	88,972
Add—dilutive potential common shares:
Stock options	—	3,680	—
Restricted stock units	—	135	—

Weighted-average shares used to compute diluted EPS	83,460	66,907	88,972

Net income (loss) per share of common stock:
Basic	$(0.12)	$0.08	$(0.08)

Diluted	$(0.12)	$0.07	$(0.08)

The following table summarizes the total potential shares of common stock that were excluded from the diluted per share calculation, because to include them would have been anti-dilutive for the period (in thousands):

	Years Ended June 30,
	2012	2011	2010
Stock options	3,348	360	5,795
Restricted stock units	454	100	500
Convertible preferred stock	—	36,035	36,035

	3,802	36,495	42,330